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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  August 12, 2002
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.


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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Agco Corp                      COM              001084102     6277   321900 SH       SOLE                   321900

Airborne Inc                   COM              009269101     3978   207200 SH       SOLE                   207200

Alberto-Culver Co  -Cl B       COM              013068101     4350    91000 SH       SOLE                    91000

Anthem Inc                     COM              03674B104    12167   180300 SH       SOLE                   180300

Belo Corp  -Ser A Com          COM              080555105     6001   265400 SH       SOLE                   265400

Bob Evans Farms                COM              096761101     5490   174400 SH       SOLE                   174400

Brown & Brown Inc              COM              115236101    10650   338100 SH       SOLE                   338100

Cato Corp  -Cl A               COM              149205106     2433   109100 SH       SOLE                   109100

Choicepoint Inc Com            COM              170388102     6784   149200 SH       SOLE                   149200

Coach Inc Com                  COM              189754104     5935   108100 SH       SOLE                   108100

Corinthian Colleges Inc        COM              218868107     6785   200200 SH       SOLE                   200200

Cubic Corp                     COM              229669106     6174   260500 SH       SOLE                   260500

Cymer Inc                      COM              232572107     8785   250700 SH       SOLE                   250700

D R Horton Inc                 COM              23331A109    12848   493600 SH       SOLE                   493600

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Dole Food Co Inc               COM              256605106     4284   148500 SH       SOLE                   148500

Durban Roodepoort Deep         COM              266597301     3349   788100 SH       SOLE                   788100

Energizer Hldgs Inc Com        COM              29266R108     5901   215200 SH       SOLE                   215200

Fastenal Co Com                COM              311900104     9697   251800 SH       SOLE                   251800

Fidelity National Information  COM              31620P109    11688   487000 SH       SOLE                   487000

Fortune Brands Inc             COM              349631101     6345   113300 SH       SOLE                   113300

Freds Inc                      COM              356108100     7580   206100 SH       SOLE                   206100

Fresh Del Monte Prod Ord       COM              G36738105     6030   241200 SH       SOLE                   241200

Fti Consulting Inc             COM              302941109     6914   197500 SH       SOLE                   197500

Gold Fields LTD                COM              38059T106     1930   172000 SH       SOLE                   172000

Great Atlantic & Pac Tea Co    COM              390064103     8224   440000 SH       SOLE                   440000

Hanger Orthopedic Grp          COM              41043F208     4815   317000 SH       SOLE                   317000

Harman International Inds      COM              413086109     8505   172700 SH       SOLE                   172700

Harte Hanks Inc                COM              416196103     4895   238200 SH       SOLE                   238200

Hilb Rogal and Hamilton        COM              431294107     6846   151300 SH       SOLE                   151300

Hurricane Hydrocarbons         COM              44779E106      535    57200 SH       SOLE                    57200

Idx Systems Corp               COM              449491109     1689   129700 SH       SOLE                   129700

Isle of Capri Casinos          COM              464592104     6166   304500 SH       SOLE                   304500

                                       2

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Itt Industries Inc             COM              450911102     8458   119800 SH       SOLE                   119800

Media General  -Cl A           COM              584404107     8832   147200 SH       SOLE                   147200

Michaels Stores Inc            COM              594087108    11497   294800 SH       SOLE                   294800

New Century Financial Com      COM              64352D101     7900   225900 SH       SOLE                   225900

Newell Rubbermaid Inc          COM              651229106    12173   347200 SH       SOLE                   347200

Nvr Inc                        COM              62944T105     6710    20775 SH       SOLE                    20775

Oxford Health Plans Inc        COM              691471106    10291   221500 SH       SOLE                   221500

P.F. Chang's China Bistro, Inc COM              69333Y108     6454   205400 SH       SOLE                   205400

PRG-Schultz Int'l Inc.         COM              69357C107     3447   280000 SH       SOLE                   280000

Panera Bread Co                COM              69840W108     9803   284400 SH       SOLE                   284400

Petsmart Inc                   COM              716768106     7277   453700 SH       SOLE                   453700

Pier 1 Imports Inc/De          COM              720279108     4616   219800 SH       SOLE                   219800

Ralcorp Holdings Inc           COM              751028101     5250   168000 SH       SOLE                   168000

Regions Finl Corp              COM              758940100     4446   126500 SH       SOLE                   126500

Regis Corp/Mn                  COM              758932107     8965   331800 SH       SOLE                   331800

Rent-A-Center Inc              COM              76009N100     4589    79100 SH       SOLE                    79100

Rj Reynolds Tobacco Hldgs      COM              76182K105     4230    78700 SH       SOLE                    78700

Rostelecom                     COM              778529107      254    42300 SH       SOLE                    42300

Rpm Inc Ohio Com               COM              749685103     7758   508700 SH       SOLE                   508700

                                       3

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Ryland Group Inc               COM              783764103     4189    84200 SH       SOLE                    84200

Schulman A Inc                 COM              808194104     7031   327800 SH       SOLE                   327800

Silgan Holdings Inc            COM              827048109     6628   163900 SH       SOLE                   163900

Sinclair Broadcast Gp  -Cl A   COM              829226109     5959   412700 SH       SOLE                   412700

Sonic Automotive Inc  -Cl A    COM              83545G102     6110   237300 SH       SOLE                   237300

Sports Authority Inc           COM              849176102     3752   330300 SH       SOLE                   330300

Supervalu Inc                  COM              868536103     5419   220900 SH       SOLE                   220900

Varian Medical Sytems Inc      COM              92220P105     1216    30000 SH       SOLE                    30000

Vital Works Inc.               COM              928483106     6970   850000 SH       SOLE                   850000

Waypoint Finl Corp             COM              946756103     5230   267500 SH       SOLE                   267500

Winnebago Industries           COM              974637100     4198    95400 SH       SOLE                    95400

YUM! Brands                    COM              988498101    12174   416200 SH       SOLE                   416200






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